Summary of Significant Accounting Policies (Details 1) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive securities	15,673,984	15,705,651	27,985,919
Convertible Debt [Member]
Antidilutive securities		800,000	18,056,935
Warrant [Member]
Antidilutive securities	11,948,984	13,555,651	9,728,984
Stock Option [Member]
Antidilutive securities	3,725,000	1,350,000	200,000